UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2012

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   3G Capital Partners Ltd.
                      --------------------------------------

              Address:  c/o 3G Capital Inc.
                        600 Third Avenue, 37th Floor
                        -------------------------------
                        New York, NY  10016
                        ------------------------

FORM 13F FILE NUMBER: 28-  12896
                           -----

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           ----------------
Title:     Director
           ---------
Phone:     (212) 893-6727
           --------------

Signature, Place, and Date of Signing:

/s/ Bernardo Piquet                 New York, NY                  May 15, 2012
----------------------             --------------                --------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       18
---------------------------------------       --


Form 13F Information Table Value Total:       $550,431 (thousands)
---------------------------------------       --------


List of Other Included Managers:     None
--------------------------------     ----

                            3G Capital Partners Ltd.
                           Form 13F Information Table
                                 March 31, 2012



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
ALPHA NATURAL RESOURCES INC   COM        02076X102   $10,300     677,215  SH        SOLE                 677,215
ANADARKO PETE CORP            COM        032511107   $15,448     197,186  SH        SOLE                 197,186
BANCO BRADESCO SA           SP ADR
                            PFD NEW      059460303      $107       6,087  SH        SOLE                   6,087
BRF-BRASIL FOODS SA         SPONSORED
                              ADR        10552T107      $125       6,262  SH        SOLE                   6,262
CBS CORP NEW                  CL B       124857202   $41,189   1,214,665  SH        SOLE               1,214,665
CHARTER COMMUNICATIONS
   INC D                    CL A NEW     16117M305    $5,851      92,212  SH        SOLE                  92,212
COMCAST CORP NEW              CL A       20030N101   $11,761     391,900  SH        SOLE                 391,900
CSX CORP                      CALL       126408903   $10,760     500,000      CALL  SOLE                 500,000
CSX CORP                      COM        126408103   $20,159     936,735  SH        SOLE                 936,735
DELPHI AUTOMOTIVE PLC         SHS        G27823106   $55,266   1,748,917  SH        SOLE               1,748,917
GOLDMAN SACHS GROUP INC       COM        38141G104   $38,420     308,914  SH        SOLE                 308,914
LOWES COS INC                 COM        548661107   $40,066   1,276,799  SH        SOLE               1,276,799
NEWELL RUBBERMAID INC         COM        651229106   $24,173   1,357,294  SH        SOLE               1,357,294
SIRIUS XM RADIO INC           COM        82967N108   $28,644  12,399,816  SH        SOLE              12,399,816
SPDR S&P 500 ETF TR           PUT        78462F953  $140,810   1,000,000      PUT   SOLE               1,000,000
TIME WARNER CABLE INC         COM        88732J207   $41,069     503,908  SH        SOLE                 503,908
TYCO INTERNATIONAL LTD        SHS        H89128104   $35,188     626,349  SH        SOLE                 626,349
WILLIAMS SONOMA INC           COM        969904101   $31,095     829,635  SH        SOLE                 829,635




--------------------------------------------------------------------------------